CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 200,000
Prepaid expenses	82,245	$ 152,474
Total current assets	287,110	1,069,461	$ 25,000
Total assets	230,299,733	231,323,610	50,000
Current liabilities:
Accounts payable	961,084
Total current liabilities	3,634,148	267,550	27,300
Total liabilities	25,202,318	25,358,720	27,300
Class A common stock subject to possible redemption	230,000,000	230,000,000
Stockholders' deficit:
Accumulated deficit	(24,903,160)	(24,035,685)	(2,300)
Total stockholders' deficit	(24,902,585)	(24,035,110)	22,700
Total liabilities, cumulative preferred shares and stockholders' deficit	230,299,733	231,323,610	50,000
TOI Parent Inc.
Current assets:
Cash	11,531,997	5,997,530	2,446,201
Accounts receivable	22,256,605	17,145,910	14,616,261
Other receivables	581,451	112,663	118,156
Inventories, net	5,756,578	4,354,232	3,888,988
Prepaid expenses	2,077,045	2,109,256	723,058
Total current assets	51,297,705	29,719,591	21,792,664
Property and equipment, net	3,517,179	2,104,225	1,550,903
Intangible assets, net	18,156,667	19,515,569	22,002,646
Goodwill	15,680,160	14,226,674	14,076,674
Other assets	250,420	122,509	97,851
Total assets	90,827,327	65,688,568	59,520,738
Current liabilities:
Current portion of long-term debt	4,895,275	5,367,758
Accounts payable	19,013,532	12,643,024	8,885,431
Income taxes payable	6,159,079	1,143,956	488,737
Accrued expenses and other current liabilities	11,758,211	9,452,120	4,211,283
Total current liabilities	41,826,097	28,606,858	13,585,451
Long-term debt, net of unamortized debt issuance costs and current portion		6,561,238
Other non-current liabilities	1,517,844	806,186	756,425
Deferred income taxes		1,612,769	2,956,516
Total liabilities	43,343,941	37,587,051	17,298,392
Class A common stock subject to possible redemption	100,113,700	80,113,700	48,143,362
Stockholders' deficit:
Additional paid-in capital	447,030	294,413	94,007
Accumulated deficit	(53,077,344)	(52,306,596)	(6,015,023)
Total stockholders' deficit	(52,630,314)	(52,012,183)	(5,921,016)
Total liabilities, cumulative preferred shares and stockholders' deficit	$ 90,827,327	$ 65,688,568	$ 59,520,738